[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 27, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc. (the "Fund") (File No. 811-05624)

Ladies and Gentlemen:

On behalf of the Fund, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a preliminary copy of the following documents:

(i)	a notice of meeting, proxy statement and form of proxy relating to an annual meeting of stockholders of the Fund, in the form in which such material is to be furnished by the management of the Fund to the Fund's stockholders; and

(ii)	Schedule 14A.

The Fund anticipates mailing copies of the definitive notice of meeting, proxy statement and form of proxy on or about June 10, 2005. If you have any questions concerning the foregoing, please call Richard Horowitz at (212) 878-8110 or Sheelyn Michael at (212) 878-4985.

Best Regards,

/s/ Sheelyn Michael

Sheelyn Michael

cc: Edward J. Meehan